Right-of-Use Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Right-of-Use Assets [Abstract]
Right-of-use Assets
10.	Right-of-use Assets

On January 1, 2025, the Company entered into a lease agreement for an office space with a monthly lease payment of $12,000 over a period of two years. The right-of-use assets recognized was measured at an amount equal to the recognized lease liabilities (note 13).

The details of the right-of-use assets recognized as at June 30, 2025 are as follows:

Office lease
Balance, December 31, 2023	$121,982
Amortization	(118,049)
Movement in exchange rates	(3,933)
Balance, December 31, 2024	-
Additions	272,274
Amortization	(69,466)
Movement in exchange rates	1,398
Balance, June 30, 2025	$204,206

During the six months ended June 30, 2025, the Company recorded amortization on its right-of-use assets of $69,466 (2024 - $102,051).

10.	Right-of-use Assets

On August 1, 2022, the Company entered into a lease agreement for an office space with a monthly lease payment of $20,000 over a period of two years. The right-of-use assets recognized was measured at an amount equal to the recognized lease liabilities (note 13).

The details of the right-of-use assets recognized as at December 31, 2024 are as follows:

Office lease
Balance, December 31, 2022	$324,070
Amortization	(205,424)
Movement in exchange rates	3,336
Balance, December 31, 2023	121,982
Amortization	(118,049)
Movement in exchange rates	(3,933)
Balance, December 31, 2024	$-

During the year ended December 31, 2024, the Company recorded amortization on its right-of-use assets of $118,049 (2023 - $205,424).